DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Hedge Instrument Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	R$ 44,821,117	R$ 50,673,213
Hedge of interest payments on funding	102,934,940	107,396,399
Total	147,756,057	158,069,612
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	45,285,081	51,166,688
Hedge of interest payments on funding	103,287,896	106,600,111
Total	148,572,977	157,766,799
Fair Value Accumulated Adjustments In Shareholders Equity Gross Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	138,891	(1,369,973)
Hedge of interest payments on funding	(779,599)	551,838
Total	(640,708)	(818,135)
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of interest receipts from investments in securities	76,390	(753,485)
Hedge of interest payments on funding	(428,779)	303,511
Total	R$ (352,389)	R$ (449,974)